Shareholder Report, Average Annual Return (Details) 195855_SWP Growth - Income ETF_TF_TSR Annual {TF}	12 Months Ended	23 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
SWP Growth & Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SWP Growth & Income ETF NAV
Average Annual Return, Percent	14.14%	13.26%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	20.12%	17.69%
S&P 500 Dividend Aristocrats Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Dividend Aristocrats Total Return Index
Average Annual Return, Percent	13.38%	7.10%